Employee Benefits - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption	₨ (626)	₨ (405)
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption	₨ 584	435
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption	₨ 353	245
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption	₨ (329)	₨ (229)